FORM 13F

                                  UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION SEC USE ONLY
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


                 Report for the Calendar Quarter Ended 3/31/00

If amended report check here:  |_|
Name of Institutional Investment Manager: Midas Management Corporation
                                          CEF Advisers, Inc.

11 Hanover Square, 12th Floor       New York       NY         10005
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Business Address  (Street)           (City)      (State)       (Zip)

Thomas B. Winmill, (212) 785-0900, President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



   Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
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     The  institutional   investment   manager  submitting  this  Form  and  its
attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of May, 2000.


                                          ___Midas Management Corporation_______
                                      (Name of Institutional Investment Manager)

                                          ___*Thomas B. Winmill_________________
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Report Type (Check only one.):

[X]    13F  HOLDINGS  REPORT.  (Check  here if all  holdings  of this  reporting manager are reported in this report.)

[ ]    13F NOTICE.  (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

CEF Advisers, Inc.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   96

Form 13F Information Table Value Total: $ 114,062
                                            (thousands)

        NAME OF ISSUER                 TITLE OF CLASS                   CUSIP        MARKET VALUE   SHARES_PAR_VALUE  SH/PRN   PUT/
                                                                                                                               CALL
D       Amr Corp-del                      Common Stock                 001765106               982          30,800      SH
D       A T & T Corporation               Common Stock                 001957109             2,059          36,600      SH
D       Aether Systems Inc                Common Stock                 00808V105               182           1,000      SH
D       African Mineral Corp              Foreign Stock          00828N109     O                 0          37,699      SH
D       Agnico-eagle Mines                Common Stock                 008474108                56          10,000      SH
D       American International Group      Common Stock                 026874107             2,157          19,700      SH
D       Anglo American Plc-spons Adr      Common Stock                 03485P102               642          14,000      SH
D       Anglogold Limited                 Common Stock                 035128206             3,312         138,000      SH
D       Barrick Gold Corp                 Common Stock                 067901108             7,687         490,000      SH
D       Battle Mountain Gold Co           Common Stock                 071593107               543         280,000      SH
D       Berkshire Hathaway Inc.- Cl B     Common Stock                 084670207             1,820           1,000      SH
D       Broken Hill Proprietry -adr       Common Stock                 112169602             1,958          90,000      SH
D       Cmgi Inc                          Common Stock                 125750109               657           5,800      SH
D       Canyon Resources Corp             Common Stock                 138869102                56          50,000      SH
D       Chase Manhatten Corp              Common Stock                 16161A108             1,665          19,100      SH
D       China Telecom Hk Ltd- Sp Adr      Common Stock - Adr           169428109               408           2,300      SH
D       Cisco Systems Inc                 Common Stock                 17275R102               874          11,300      SH
D       Citigroup Inc                     Common Stock                 172967101             2,574          43,400      SH
D       Armada Gold Corporation           Foreign Stock          2022444       S                 0       3,114,600      SH
D       Amt International Mining          Foreign Stock          2039154       S                 8          74,800      SH
D       Corning Inc                       Common Stock                 219350105             2,571          13,250      SH
D       Franco Nevada Mining              Foreign Stock          2350651       S             1,118         106,000      SH
D       Dallas Gold & Silver Exch         Common Stock                 235077104               236          45,000      SH
D       Lyon Lake Mines Ltd               Foreign Stock          2388425       S               145       1,000,000      SH
D       De Beers Cons Mines - Adr         Common Stock                 240253302             2,399         104,000      SH
D       Iamgold Corporation               Foreign Stock          2446646       S               511         280,000      SH
D       Kinross Gold Corp                 Foreign Stock          2492315       S             1,584       1,026,000      SH
D       Byg Natural Resources             Foreign Stock          2511845       S                 0       2,600,000      SH
D       Deutsche Telekom Ag-spon Adr      Common Stock - Adr           251566105               345           4,300      SH
D       Meridian Gold Inc                 Foreign Stock          2553698       S             4,005         700,000      SH
D       E Trade Group                     Common Stock                 269246104               464          15,400      SH
D       Rio Narcea Gold Mines             Foreign Stock          2744469       S             1,884       1,719,000      SH
D       St. Genevieve                     Foreign Stock          2767358       S                20         725,000      SH
D       Teck Corp Cl B                    Foreign Stock          2879327       S               608          84,000      SH
D       Emerge Interactive Inc Cl-a       Common Stock                 29088W103                15             500      SH
D       Emerson Electric Co               Common Stock                 291011104             1,713          32,400      SH
D       Enron Corp                        Common Stock                 293561106             3,661          48,900      SH
D       Ericsson (l.m.) Tel -adr          Common Stock                 294821400             1,332          14,200      SH
D       Fannie Mae                        Common Stock                 313586109             1,648          29,200      SH
D       France Telecom  -adr              Common Stock                 35177Q105               354           2,000      SH
D       Freeport-mcmoran Copper&gold A    Common Stock                 35671D105             1,669         150,000      SH
D       Freeport-mcmoran Copper&gold B    Common Stock                 35671D857             1,960         162,500      SH
D       Freeport Mcmoran Copper           Preferred Stock N. Conv      35671D881                84           5,100      SH
D       General Electric Co.              Common Stock                 369604103             2,336          15,050      SH
D       Glamis Gold Ltd                   Common Stock                 376775102               628         335,000      SH
D       Gold Capital Corp (w)             Warrants                     380548909                 0          75,000      SH
D       Gold Fields Ltd Adr               Common Stock                 38059T106             1,069         278,000      SH
D       Golden Cycle Gold Corp            Common Stock                 380894105             2,446         399,400      SH
D       Goldcorp Inc-cl A                 Common Stock                 380956102               115          19,200      SH
D       Greenstone Res Wts                Warrants               39573W138     O                 0          61,500      SH
D       Harmony Gold-spons Adr            Common Stock - Adr           413216300               515          84,000      SH
D       Hewlett-packard Co.               Common Stock                 428236103             1,750          13,200      SH
D       Homestake Mining                  Common Stock                 437614100             2,550         425,000      SH
D       Intel Corp                        Common Stock                 458140100             1,939          14,700      SH
D       Intl Business Machines Corp.      Common Stock                 459200101             2,159          18,300      SH
D       Internet Capital Group Inc        Common Stock                 46059C106               334           3,700      SH
D       Kansas City Southern              Common Stock                 485170104             2,011          23,400      SH
D       Randgold Resources                Common Stock           5271340       S               901         200,000      SH
D       Lucent Technologies Inc.          Common Stock                 549463107             1,871          30,800      SH
D       Lyon Lake Mines Ltd               Warrants                     552031916                 0       1,000,000      SH
D       Meridian Gold Inc                 Common Stock                 589975101               116          20,000      SH
D       Monogensis Corp                   Common Stock-myr             60975R105                 0               1      SH
D       Morgan St Dean Witter             Common Stock                 617446448             2,137          26,200      SH
D       Motorola Inc.                     Common Stock                 620076109             6,649          46,700      SH
D       Gold Fields Ltd.                  Foreign Stock          6280215       S             1,550         400,000      SH
D       Challenge Systems Warrants        Warrants                     63528P972                 1          75,540      SH
D       Newmont Mining Corp               Common Stock                 651639106             3,186         142,000      SH
D       News Corp Ltd-adr                 Common Stock                 652487703             3,471          61,700      SH
D       Nokia Corp. Spons-adr             Common Stock - Adr           654902204             2,173          10,000      SH
D       Normandy Mining Ltd               Foreign Stock          6645201       S                34          65,000      SH
D       Pasminco                          Common Stock           6671080       S               525         864,000      SH
D       Oracle Corporation                Common Stock                 68389X105             1,163          14,900      SH
D       Wmc Limited                       Foreign Stock          6954985       S                98          25,000      SH
D       Philip Morris Companies Inc       Common Stock                 718154107             1,677          79,400      SH
D       Placer Dome Inc                   Common Stock                 725906101                39           4,800      SH
D       Research In Motion                Common Stock                 760975102               160           1,500      SH
D       Rio Tinto                         Common Stock                 767204100             1,425          20,000      SH
D       Sci Securities (w)                Warrants                     783890AC0               857          35,000      SH
D       Sabre Holdings Corp               Common Stock                 785905100               822          22,258      SH
D       Safeguard Scientifics Inc         Common Stock                 786449108               527           7,500      SH
D       Schering-plough                   Common Stock                 806605101             1,635          44,500      SH
D       Schwab (charles) Corp             Common Stock                 808513105               551           9,700      SH
D       Security Investments Gp Inc       Common Stock                 814341103                 7           3,890      SH
D       Sun Microsystems Inc              Common Stock                 866810104             1,012          10,800      SH
D       Telefonica De Espana - Adr        Common Stock - Adr           879382208               321           4,300      SH
D       Telefonos De Mexico-cl L Adr      Common Stock                 879403780               992          14,800      SH
D       Terex Corp                        Common Stock                 880779103               460          32,000      SH
D       Texas Instruments, Inc.           Common Stock                 882508104             2,176          13,600      SH
D       Usec Inc                          Common Stock                 90333E108               620         134,000      SH
D       Vodafone Airtouch Plc Sp Adr      Common Stock - Adr           92857T107               717          12,900      SH
D       Wmc Limited Adr`                  Common Stock                 928947100               102           6,600      SH
D       Walmart Stores, Inc               Common Stock                 931142103             1,943          35,000      SH
D       Whitehall Jewellers Inc           Common Stock                 965063100               329          14,000      SH
D       Oxus Resources Pp                 Common Stock                 9961299X2                 0         333,334      SH
D       San Kung Investment               Common Stock                 9979849S0                 0         400,000      SH
D       Attwood Gold Corp                 Foreign Stock          CA0499021099  I                 0         376,000      SH
                                                                                           114,062      19,700,022


        NAME OF ISSUER                           INVSTMT        OTHER           SOLE      VOTING AUTHORITY
                                                 DISCRETN      MANAGER                       SHARED         NONE
D       Amr Corp-del                               SOLE                        30,800
D       A T & T Corporation                        SOLE                        36,600
D       Aether Systems Inc                         SOLE                         1,000
D       African Mineral Corp                       SOLE                        37,699
D       Agnico-eagle Mines                         SOLE                        10,000
D       American International Group               SOLE                        19,700
D       Anglo American Plc-spons Adr               SOLE                        14,000
D       Anglogold Limited                          SOLE                       138,000
D       Barrick Gold Corp                          SOLE                       490,000
D       Battle Mountain Gold Co                    SOLE                       280,000
D       Berkshire Hathaway Inc.- Cl B              SOLE                         1,000
D       Broken Hill Proprietry -adr                SOLE                        90,000
D       Cmgi Inc                                   SOLE                         5,800
D       Canyon Resources Corp                      SOLE                        50,000
D       Chase Manhatten Corp                       SOLE                        19,100
D       China Telecom Hk Ltd- Sp Adr               SOLE                         2,300
D       Cisco Systems Inc                          SOLE                        11,300
D       Citigroup Inc                              SOLE                        43,400
D       Armada Gold Corporation                    SOLE                     3,114,600
D       Amt International Mining                   SOLE                        74,800
D       Corning Inc                                SOLE                        13,250
D       Franco Nevada Mining                       SOLE                       106,000
D       Dallas Gold & Silver Exch                  SOLE                        45,000
D       Lyon Lake Mines Ltd                        SOLE                     1,000,000
D       De Beers Cons Mines - Adr                  SOLE                       104,000
D       Iamgold Corporation                        SOLE                       280,000
D       Kinross Gold Corp                          SOLE                     1,026,000
D       Byg Natural Resources                      SOLE                     2,600,000
D       Deutsche Telekom Ag-spon Adr               SOLE                         4,300
D       Meridian Gold Inc                          SOLE                       700,000
D       E Trade Group                              SOLE                        15,400
D       Rio Narcea Gold Mines                      SOLE                     1,719,000
D       St. Genevieve                              SOLE                       725,000
D       Teck Corp Cl B                             SOLE                        84,000
D       Emerge Interactive Inc Cl-a                SOLE                           500
D       Emerson Electric Co                        SOLE                        32,400
D       Enron Corp                                 SOLE                        48,900
D       Ericsson (l.m.) Tel -adr                   SOLE                        14,200
D       Fannie Mae                                 SOLE                        29,200
D       France Telecom  -adr                       SOLE                         2,000
D       Freeport-mcmoran Copper&gold A             SOLE                       150,000
D       Freeport-mcmoran Copper&gold B             SOLE                       162,500
D       Freeport Mcmoran Copper                    SOLE                         5,100
D       General Electric Co.                       SOLE                        15,050
D       Glamis Gold Ltd                            SOLE                       335,000
D       Gold Capital Corp (w)                      SOLE                        75,000
D       Gold Fields Ltd Adr                        SOLE                       278,000
D       Golden Cycle Gold Corp                     SOLE                       399,400
D       Goldcorp Inc-cl A                          SOLE                        19,200
D       Greenstone Res Wts                         SOLE                        61,500
D       Harmony Gold-spons Adr                     SOLE                        84,000
D       Hewlett-packard Co.                        SOLE                        13,200
D       Homestake Mining                           SOLE                       425,000
D       Intel Corp                                 SOLE                        14,700
D       Intl Business Machines Corp.               SOLE                        18,300
D       Internet Capital Group Inc                 SOLE                         3,700
D       Kansas City Southern                       SOLE                        23,400
D       Randgold Resources                         SOLE                       200,000
D       Lucent Technologies Inc.                   SOLE                        30,800
D       Lyon Lake Mines Ltd                        SOLE                     1,000,000
D       Meridian Gold Inc                          SOLE                        20,000
D       Monogensis Corp                            SOLE                             1
D       Morgan St Dean Witter                      SOLE                        26,200
D       Motorola Inc.                              SOLE                        46,700
D       Gold Fields Ltd.                           SOLE                       400,000
D       Challenge Systems Warrants                 SOLE                        75,540
D       Newmont Mining Corp                        SOLE                       142,000
D       News Corp Ltd-adr                          SOLE                        61,700
D       Nokia Corp. Spons-adr                      SOLE                        10,000
D       Normandy Mining Ltd                        SOLE                        65,000
D       Pasminco                                   SOLE                       864,000
D       Oracle Corporation                         SOLE                        14,900
D       Wmc Limited                                SOLE                        25,000
D       Philip Morris Companies Inc                SOLE                        79,400
D       Placer Dome Inc                            SOLE                         4,800
D       Research In Motion                         SOLE                         1,500
D       Rio Tinto                                  SOLE                        20,000
D       Sci Securities (w)                         SOLE                        35,000
D       Sabre Holdings Corp                        SOLE                        22,258
D       Safeguard Scientifics Inc                  SOLE                         7,500
D       Schering-plough                            SOLE                        44,500
D       Schwab (charles) Corp                      SOLE                         9,700
D       Security Investments Gp Inc                SOLE                         3,890
D       Sun Microsystems Inc                       SOLE                        10,800
D       Telefonica De Espana - Adr                 SOLE                         4,300
D       Telefonos De Mexico-cl L Adr               SOLE                        14,800
D       Terex Corp                                 SOLE                        32,000
D       Texas Instruments, Inc.                    SOLE                        13,600
D       Usec Inc                                   SOLE                       134,000
D       Vodafone Airtouch Plc Sp Adr               SOLE                        12,900
D       Wmc Limited Adr`                           SOLE                         6,600
D       Walmart Stores, Inc                        SOLE                        35,000
D       Whitehall Jewellers Inc                    SOLE                        14,000
D       Oxus Resources Pp                          SOLE                       333,334
D       San Kung Investment                        SOLE                       400,000
D       Attwood Gold Corp                          SOLE                       376,000
                                                                           19,700,022